Fair Value of Financial Instruments - Fair value of Financial Instruments Included in the Consolidated Financial Statements (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Mortgage servicing rights	$ 856	$ 749	$ 339
Carrying Amount
Assets
Cash and cash equivalents	70,566	29,555	54,150
Restricted cash	5,508	5,657	5,602
Mortgage loans held for-for-sale	160,422	308,477	164,422
Mortgage servicing rights	856	749	339
Derivatives assets, lending, net	1,742	3,111	7,275
Securitized mortgage collateral		1,639,251	2,100,175
Liabilities
Warehouse borrowings	150,721	285,539	151,932
Convertible notes	20,000	20,000	20,000
Long-term debt	47,549	46,536	44,413
Securitized mortgage borrowings		1,614,862	2,086,557
Derivative liabilities, lending, net		55	143
Estimated Fair Value | Level 1
Assets
Cash and cash equivalents	70,566	29,555	54,150
Restricted cash	5,508	5,657	5,602
Estimated Fair Value | Level 2
Assets
Mortgage loans held for-for-sale	160,422	308,477	164,422
Derivatives assets, lending, net	896
Liabilities
Warehouse borrowings	150,721	285,539	151,932
Derivative liabilities, lending, net		55	143
Estimated Fair Value | Level 3
Assets
Mortgage servicing rights	856	749	339
Derivatives assets, lending, net	846	3,111	7,275
Securitized mortgage collateral		1,639,251	2,100,175
Liabilities
Convertible notes	20,000	20,000	20,000
Long-term debt	$ 47,549	46,536	44,413
Securitized mortgage borrowings		$ 1,614,862	$ 2,086,557